Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Lease Commitments - Minimum annual payments
2013	14,262
2014	13,952
2015	13,953
2016	12,936
2017	12,709
Thereafter	162,331
Total minimum annual payments under all noncancelable operating leases	230,143